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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07868

Invesco Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	VK-CE-AMINC2-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–167.76%(a)

Alabama–2.02%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$950	$1,054,642
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	950	1,052,277
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	2,375	2,530,349
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,800	2,042,046
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,900	1,906,479
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	2,200	2,594,812
				11,180,605

Alaska–0.71%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,465	3,940,086

Arizona–4.04%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/39	1,210	1,311,374
Series 2014, Ref. RB	5.00%	12/01/42	1,645	1,785,532
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/18	1,875	2,094,338
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/18	2,810	3,138,714
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB (d)(e)	5.00%	12/01/15	1,935	1,980,859
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	500	547,050
Series 2010, RB	5.13%	05/15/40	1,250	1,375,575
Navajo County Pollution Control Corp.; Series 2009 E, PCR (d)	5.75%	06/01/16	800	839,592
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	690	628,052
Series 2009, Education RB	7.13%	01/01/45	660	602,422
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/34	380	429,202
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,340	2,502,373
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/37	2,470	2,519,227
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,305	2,598,749
				22,353,059

Arkansas–0.35%

Arkansas (State of) (College Savings); Series 1996 A, Unlimited Tax CAB GO Bonds (e)(h)	0.00%	06/01/16	1,930	1,921,354

California–22.61%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(h)	0.00%	09/01/19	6,000	5,569,980
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(h)	0.00%	09/01/21	7,265	6,239,109
Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/16	1,300	1,352,026
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/35	170	170,184
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/18	6,715	7,475,944
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/28	900	596,664

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/24	$850	$950,555
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,075	1,201,001
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,075	1,200,141
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	650	724,848
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,075	1,203,011
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,100	1,263,504
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/23	1,705	1,751,683
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/28	4,100	4,172,488
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/27	1,050	1,159,179
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/30	1,215	1,309,515
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	2,685	2,852,625
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (g)	5.13%	11/01/23	3,000	3,087,390
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (b)	5.00%	12/01/19	3,560	3,908,346
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,450	1,650,839
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/44	655	703,929
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,300	1,498,497
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	1,335	1,554,447
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	765	890,751
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,220	2,570,782
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,060	2,296,776
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,805	3,214,895
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,000	2,354,020
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,350	1,519,236
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	415	428,844
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,065	4,664,018
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	665	666,682
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(h)	0.00%	01/15/34	3,145	1,388,549
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	3,505	3,409,874
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,220	3,530,325
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,050	1,183,340
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/40	2,000	2,198,200
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,200	1,348,128
Subseries 2008 A-1, Power System RB (c)	5.25%	07/01/38	3,000	3,326,310
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/18	100	108,242
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (g)	5.00%	05/01/28	2,730	3,075,017
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,225	1,349,827
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (b)(h)	0.00%	06/01/21	9,000	7,665,390
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	1,600	1,784,160
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	8,490	9,587,333
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/25	850	959,642
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/26	1,700	1,903,762
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	3,690	4,159,220

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	$4,000	$4,544,800
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	525	589,019
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,350	2,601,426
				124,914,473

Colorado–3.78%

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	5,425	5,746,540
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,020	2,058,320
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	1,005	980,056
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,200	1,368,348
Series 2010, Private Activity RB	6.50%	01/15/30	1,500	1,763,715
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,400	1,565,074
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,594	1,604,520
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/37	2,655	2,990,167
Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	2,535	2,822,824
				20,899,564

District of Columbia–3.09%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,650	1,685,244
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/19	2,650	3,212,383
Series 2009, Hospital RB (d)(e)	6.50%	10/01/19	800	973,976
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/17	5,500	6,094,990
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	850	936,505
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	1,725	1,892,032
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,185	2,291,584
				17,086,714

Florida–10.94%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	1,020,760
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	655	706,103
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,185,560
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,460	2,756,036
Series 2013 C, Airport System RB	5.25%	10/01/38	1,900	2,116,771
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,420	2,621,175
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/35	1,000	1,170,610
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/20	1,000	1,001,510
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,100	1,258,653
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	265	279,861
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/26	1,305	1,426,783
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/27	1,325	1,446,900
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/28	1,440	1,569,024
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	2,500	2,708,900
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/27	1,800	2,073,546

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/33	$1,075	$1,187,273
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/38	2,425	2,684,693
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/39	3,300	3,620,364
Lakeland (City of) (Lakeland Regional Health Systems); Series 2015, Hospital System RB	5.00%	11/15/40	1,160	1,244,460
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	710	768,078
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	1,081,980
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	705	813,443
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/28	1,510	1,690,551
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/30	2,270	2,517,566
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	870	968,058
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,375	1,523,362
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,450	1,606,455
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	815	817,046
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/31	1,125	1,242,731
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/17	1,250	1,400,138
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	2,900	3,387,171
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,805	3,207,966
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/18	3,500	3,885,630
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	318,529
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/27	500	528,810
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	865	815,790
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	900	699,930
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,078,380
				60,430,596

Georgia–2.89%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	270	316,472
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	490	574,339
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	220	255,849
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,350	1,617,800
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,450	1,737,636
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,350	1,617,800
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (e)	5.70%	01/01/19	4,635	5,278,987
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/29	4,000	4,568,680
				15,967,563

Hawaii–2.10%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,500	2,827,875
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,250	2,437,312
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/33	4,500	5,197,275
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,125,790
				11,588,252

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.80%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	$850	$982,354
Series 2008 A, RB	6.75%	11/01/37	1,100	1,264,098
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	780	810,857
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,185	1,372,514
				4,429,823

Illinois–24.52%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,450	1,477,579
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	01/01/29	1,710	961,140
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	800	874,240
Series 2013, Industrial Project RB	5.50%	11/01/42	630	679,405
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/31	2,600	2,898,012
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/41	950	1,000,787
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	2,695	2,768,870
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)	5.25%	01/01/24	4,505	4,628,482
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	6,350	6,522,149
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)	5.25%	01/01/25	10,650	10,938,721
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/26	1,290	1,324,817
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	4,400	4,725,556
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	1,900	2,136,873
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	4,425	4,484,561
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	3,850	3,901,821
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,350	1,204,700
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	4,185	4,437,774
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	2,850	2,983,921
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/37	520	519,319
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	325	324,113
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	260	258,190
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	2,700	2,786,157
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	1,120	1,202,914
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,785	2,928,762
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,585	2,662,343
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,190	1,216,739
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/29	890	911,182
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	665	693,914
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,098,960
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,100	1,154,351
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB (d)(e)	5.75%	05/15/17	460	503,967
Series 2007, Ref. RB	5.75%	05/15/26	740	762,770
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (e)	6.75%	04/15/17	650	699,686
Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/17	365	392,901
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,325	1,490,135
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	2,000	2,121,060
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	2,400	2,707,752
Series 2009 A, RB (c)	5.75%	08/15/30	1,700	1,948,761
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,715	1,080,450

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	$2,000	$2,204,060
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,400	1,626,086
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,019,780
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/18	2,140	2,563,313
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/17	3,000	3,292,710
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,790	1,984,752
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	2,595	2,896,980
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	2,460	2,736,602
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (g)	5.05%	08/01/29	1,335	1,358,589
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	920	1,026,499
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	840	933,836
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	3,125	3,411,000
Series 2014 C, RB	5.00%	01/01/39	3,760	4,170,667
Illinois (State of); Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/29	1,660	1,796,170
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	860	885,327
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	1,250	1,275,200
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	850	864,042
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,050	1,088,399
Northern Illinois University (Hoffman Estates Education Center); Series 1993, COP (INS-AGM) (b)	5.40%	09/01/16	845	867,409
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,425	3,725,921
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (g)	7.60%	04/01/27	50	50,216
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,625	4,216,636
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	5,488,950
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/42	545	571,443
				135,468,421

Indiana–4.64%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	4,600	4,848,952
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,550	2,929,465
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (g)	5.00%	09/01/46	1,145	1,209,177
Series 2014, RB (g)	5.25%	09/01/34	665	733,063
Series 2014, RB (g)	5.25%	09/01/40	950	1,026,542
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,775	1,819,996
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/40	2,940	3,101,847
Series 2013 A, Private Activity RB (g)	5.00%	07/01/35	500	536,210
Series 2013 A, Private Activity RB (g)	5.00%	07/01/48	440	462,066
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	654,457
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	4,050	4,309,321
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	520	525,637
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/34	1,000	1,142,760
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/34	1,500	1,820,025
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/42	500	521,180
				25,640,698

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–0.54%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	$1,500	$1,542,405
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,400	1,443,876
				2,986,281

Kansas–0.84%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	2,800	3,209,892
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,215	1,408,878
				4,618,770

Kentucky–3.26%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	1,700	1,809,514
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/40	1,350	1,532,709
Series 2010 A, Hospital RB	6.50%	03/01/45	3,700	4,215,632
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,810	2,053,789
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,035	2,304,556
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,125,950
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,180	3,281,983
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,120,850
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/18	500	554,490
				17,999,473

Louisiana–2.49%

Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/33	2,000	2,289,060
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,250	1,276,650
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,250	2,595,532
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/44	570	622,714
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,775	2,925,766
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	655	734,510
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,245	1,418,951
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,050	1,171,559
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	655	743,523
				13,778,265

Maryland–0.69%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	798,167
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	940	983,221
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,095	1,178,318
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	775	846,207
				3,805,913

Massachusetts–2.28%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,005	1,132,786
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	900	1,075,743
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	1,575	1,741,682
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	6,590	6,965,828

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/30	$1,500	$1,712,280

				12,628,319

Michigan–1.44%

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sewer Disposal Sr. Lien RB	5.00%	07/01/44	950	994,954
Series 2014 D-4, Ref. Water Supply RB	5.00%	07/01/29	475	519,973
Series 2014 D-6, Ref. Water Supply RB	5.00%	07/01/33	475	513,513
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/31	2,500	2,767,150
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/39	1,740	1,884,855
Oakland University; Series 2012, General RB	5.00%	03/01/32	1,145	1,253,970
				7,934,415

Minnesota–0.88%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,050	2,370,046
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,350	1,567,633
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (d)(e)	5.25%	11/15/16	900	932,130
				4,869,809

Missouri–2.64%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,718,870
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/27	800	921,304
Series 2011 A, Ref. RB	5.50%	09/01/28	1,670	1,894,532
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	430	443,751
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,100	1,181,983
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/33	1,175	1,279,669
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (d)(e)	5.00%	01/01/16	4,625	4,753,205
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	700	706,909
St. Louis (County of); Series 1993 H, Mortgage Revenue Ctfs. of Receipt (e)(g)	5.40%	07/01/18	1,500	1,671,825
				14,572,048

Nebraska–0.83%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/42	3,250	3,482,310
Series 2012, Gas RB	5.25%	09/01/37	1,000	1,107,170
				4,589,480

Nevada–0.33%

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/17	1,750	1,843,923

New Jersey–5.24%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,800	1,996,038
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.38%	01/01/43	2,000	2,184,480
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/26	6,625	8,202,280
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/19	2,500	2,793,000
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	2,600	2,851,446
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/23	1,500	1,681,620

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	$3,065	$2,623,732
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	4,265	4,127,369
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	800	614,552
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,425	1,864,946
				28,939,463

New Mexico–0.99%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,275	2,525,910
Jicarilla Apache Nation; Series 2003 A, RB (f)	5.00%	09/01/18	1,225	1,225,122
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	1,500	1,745,280
				5,496,312

New York–12.32%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	1,480	1,729,883
Series 2009, PILOT RB	6.38%	07/15/43	620	726,305
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,520	1,404,754
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/29	2,000	2,300,300
Series 2013 A, RB	5.00%	11/15/38	1,425	1,574,468
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,250	2,641,320
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	3,000	3,433,170
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	5,515	6,054,477
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	1,000	1,128,650
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	5,440	5,957,888
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	2,505	2,863,866
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	7,900	8,838,757
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	4,210	4,716,421
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,000	2,260,400
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,250	2,538,000
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,140	4,718,689
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	2,785	3,240,793
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/44	4,060	4,158,333
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,000	2,204,060
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/20	5,000	5,595,250
				68,085,784

North Carolina–0.33%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/54	935	984,938
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	795	814,112
				1,799,050

North Dakota–0.19%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,054,510

Ohio–7.30%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,670	2,930,992
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/42	820	903,214

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/34	$900	$965,988
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	2,685	2,981,585
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	2,750	3,029,647
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	875	1,025,238
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	3,600	3,919,968
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	3,325	3,620,293
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	3,350	3,647,748
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,718,714
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(g)	5.00%	12/31/39	615	668,806
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/36	5,000	5,056,800
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	1,500	1,722,840
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,800	3,092,572
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,720	1,878,034
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	1,050	1,097,723
Series 2010 C, Ref. PCR (d)	4.00%	06/03/19	1,950	2,059,804
				40,319,966

Pennsylvania–1.14%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,100	1,217,645
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	2,500	2,716,300
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	1,550	1,674,155
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/39	1,000	682,650
				6,290,750

Puerto Rico–0.33%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	2,160	1,821,182

Rhode Island–0.60%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	3,235	3,309,146

South Carolina–3.73%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (d)(e)	5.25%	12/01/15	3,125	3,203,969
Series 2005, Installment Purchase RB (d)(e)	5.25%	12/01/15	9,375	9,611,906
Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL) (b)	5.25%	04/01/21	170	170,693
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,118,550
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,200	1,350,348
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/47	338	332,788
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	229	22,779
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,100	1,103,344
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	3,300	3,713,721
				20,628,098

Tennessee–3.44%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	2,130	2,141,012
Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	2,595	2,603,953

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (b)(h)	0.00%	07/01/26	$12,525	$7,797,439
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,975	3,107,298
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	3,100	3,378,287
				19,027,989

Texas–22.44%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	1,750	1,786,260
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,600	1,787,536
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	1,110,030
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,400	1,544,578
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,600	1,795,488
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	120	120,484
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	3,000	3,323,760
Series 2012 G, Ref. RB	5.00%	11/01/35	2,585	2,858,105
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/30	1,000	1,098,650
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	5,850	6,413,940
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/41	2,000	2,222,160
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/25	4,350	4,977,140
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/18	925	1,115,596
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,100	1,212,057
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	9,425	10,206,050
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	3,150	3,549,011
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	3,700	3,912,972
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,500	1,628,490
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/39	2,270	2,490,462
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/22	5	6,005
Series 2012-A, Ref. RB	5.00%	05/15/33	1,730	1,902,533
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/19	1,450	1,703,417
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (b)(g)	5.13%	11/01/28	5,000	5,852,450
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (b)	5.00%	04/01/46	1,000	1,069,850
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,090,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,107,900
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,389,925
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/18	3,200	3,575,680
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	3,180	3,741,429
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,000	2,215,840
Stafford Economic Development Corp.; Series 2000, Sales Tax RB (d)(e)	5.50%	09/01/15	2,000	2,027,040
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,029,900
Series 2007, Retirement Facility RB	5.75%	11/15/37	585	598,490
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,377,720
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	500	511,770

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	$3,600	$4,100,400
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/36	2,650	1,050,328
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/37	3,455	1,265,601
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	6,450	7,128,798
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,310	3,566,955
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	4,970	6,031,741
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	1,650	1,830,147
Series 2012, Gas Supply RB	5.00%	12/15/30	1,000	1,095,220
Series 2012, Gas Supply RB	5.00%	12/15/31	4,875	5,322,330
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,675	1,981,441
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/38	1,150	1,423,309
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	800	831,784
				123,981,242

Utah–1.02%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (e)(h)	0.00%	07/01/17	4,950	4,716,360
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	875	903,779
				5,620,139

Virgin Islands–0.40%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,975	2,212,928

Virginia–1.64%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/17	1,465	1,552,460
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/42	2,705	2,946,232
Series 2012, Sr. Lien RB (g)	6.00%	01/01/37	755	870,772
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/34	2,890	3,071,319
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	615	640,436
				9,081,219

Washington–3.20%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/25	1,675	1,959,750
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,500	1,523,580
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	2,265	2,573,584
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	2,700	3,047,409
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	645	716,537
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	2,550	2,712,053
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/21	1,125	1,411,549
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/27	1,720	1,812,398
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/33	1,700	1,918,297
				17,675,157

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–1.38%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/37	$2,500	$2,629,950
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,100	1,175,504
Series 2008, RB	6.25%	10/01/23	1,270	1,341,526
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,160	1,285,315
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,065	1,174,940
				7,607,235

Wisconsin–2.57%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/21	500	539,885
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/37	460	495,815
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,100	1,157,838
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/24	4,565	5,234,731
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,400	1,525,762
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Inc. Obligation Group); Series 2015, Ref. RB	5.00%	08/15/39	940	1,021,216
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/19	1,340	1,600,362
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/23	677	706,490
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/35	670	658,282
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,125	1,289,869
				14,230,250

Wyoming–0.79%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/35	2,790	2,848,171
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,350	1,535,828
				4,383,999
TOTAL INVESTMENTS(k)–167.76% (Cost $855,978,035)				927,012,323
FLOATING RATE NOTE OBLIGATIONS–(27.41)%
Notes with interest and fee rates ranging from 0.61% to 0.95% at 05/31/15, and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1D)(l)				(151,435,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.80)%				(231,000,000)
OTHER ASSETS LESS LIABILITIES–1.45%				7,994,533
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$552,571,856

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	Jr.	—Junior
AGM	—Assured Guaranty Municipal Corp.	MFH	—Multi-Family Housing
AMBAC	—American Municipal Bond Assurance Corp.	NATL	—National Public Finance Guarantee Corp.
BHAC	—Berkshire Hathaway Assurance Corp.	PCR	—Pollution Control Revenue Bonds
CAB	—Capital Appreciation Bonds	PILOT	—Payment-in-Lieu-of-Tax
CEP	—Credit Enhancement Provider	RB	—Revenue Bonds
Conv.	—Convertible	Ref.	—Refunding
COP	—Certificates of Participation	Sec.	—Secured
CR	—Custodial Receipts	SGI	—Syncora Guarantee, Inc.
Ctfs.	—Certificates	Sr.	—Senior
GNMA	—Government National Mortgage Association	Sub.	—Subordinated
GO	—General Obligation	TEMPS	—Tax-Exempt Mandatory Paydown Securities
IDR	—Industrial Development Revenue Bonds	Wts.	—Warrants
INS	—Insurer

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $17,242,714, which represented 3.12% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2015 represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.3%
Assured Guaranty Corp.	7.1
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Trust’s investments with a value of $271,078,190 are held by TOB Trusts and serve as collateral for the $151,435,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Advantage Municipal Income Trust II

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $16,285,609 and $16,981,047, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,893,622
Aggregate unrealized (depreciation) of investment securities	(2,407,074)
Net unrealized appreciation of investment securities	$69,486,548
Cost of investments for tax purposes is $857,525,775.

Invesco Advantage Municipal Income Trust II

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Advantage Municipal Income Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.